Defined Contribution Plan - Narrative (Details) - Four Hundred And One K Plan - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined contribution plan, Maximum annual contributions per employee, Percent	100.00%	100.00%
Defined contribution plan, Employer discretionary contribution amount	$ 2.2	$ 0.9
First 1% contribution [Member]
Defined contribution plan, Employer matching contribution, Percent of employee gross pay	1.00%	1.00%
Defined contribution plan, Employer matching contribution, Percent of match	100.00%	100.00%
Maximum of 6% contribution [Member]
Defined contribution plan, Employer matching contribution, Percent of employee gross pay	6.00%	6.00%
Defined contribution plan, Employer matching contribution, Percent of match	50.00%	50.00%